RELATED PARTIES	12 Months Ended
Dec. 31, 2021
RELATED PARTIES
RELATED PARTIES

NOTE 29 — RELATED PARTIES

Relationships
Members of key management	Roger James Hamilton
Dennis Owen Du Bois
Sandra Lee Morrell
Vilma Lisa Bovio
Jeremy Justin Harris
MI Senne
Suraj Naik

See Note 18 — Loans Payable, Related Parties for information on related party balances.